PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 265	$ 337	$ 335